FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Financial Instruments at Fair Value [Table Text Block]
DECEMBER 31, 2017	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$17,206	$17,206	$17,206

DECEMBER 31, 2016	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$56,130	$56,130	$56,130